Note 6 - Product Warranties - Changes in Accrual for Product Warranties (Details) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Balance at beginning of year	$ 190,000	$ 250,000
Liabilities accrued for warranties issued during the year	323,564	385,272
Warranty claims paid during the period	(310,525)	(284,969)
Changes in liability for pre-existing warranties during the year	(103,039)	(160,303)
Balance at end of year	$ 100,000	$ 190,000